Supplemental Information (Postretirement Benefit Plans - Cost of Benefit Plans) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Pension plans costs	$ 5,045
Principal retiree benefit plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	145	$ 164	$ 229
Prior service cost amortization	(8)	353	393
Expected return on plan assets	(48)	(50)	(60)
Interest cost on benefit obligation	335	424	410
Net actuarial (gain) loss amortization	(25)	(150)	(45)
Curtailment loss	(225)	48	0
Pension plans costs	174	789	927
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	416	403	435
Prior service cost amortization	0	6	7
Expected return on plan assets	(881)	(789)	(663)
Interest cost on benefit obligation	555	587	523
Net actuarial (gain) loss amortization	289	205	343
Curtailment loss	(6)	0	0
Pension plans costs	$ 373	$ 412	$ 645
Number of US and Non US Pension Plans	53
Minimum US and non-US other pension plans with pension assets or obligations	50